Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0002047692
Registrant Name	Hamilton Lane Venture Capital & Growth Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES